Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio
September 30, 2022
VIPIGB-NPRT3-1122
1.808780.118
Nonconvertible Bonds - 35.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.55% 12/1/33	8,483,000	6,280,334
3.8% 12/1/57	8,657,000	5,848,190
4.3% 2/15/30	1,940,000	1,772,524
4.75% 5/15/46	10,884,000	9,122,337
Verizon Communications, Inc.:
2.1% 3/22/28	3,395,000	2,866,104
2.55% 3/21/31	3,143,000	2,509,459
3% 3/22/27	735,000	668,345
4.862% 8/21/46	4,225,000	3,643,995
5.012% 4/15/49	164,000	146,341
		32,857,629
Entertainment - 0.4%
The Walt Disney Co.:
3.8% 3/22/30	13,068,000	11,881,805
4.7% 3/23/50	4,126,000	3,668,156
		15,549,961
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	1,435,000	1,188,276
4.908% 7/23/25	2,191,000	2,136,574
5.25% 4/1/53	1,435,000	1,098,859
5.375% 5/1/47	10,316,000	7,979,752
5.5% 4/1/63	1,435,000	1,084,154
6.484% 10/23/45	1,557,000	1,371,074
Comcast Corp.:
3.9% 3/1/38	608,000	495,640
4.65% 7/15/42	1,441,000	1,237,651
Discovery Communications LLC:
3.625% 5/15/30	1,973,000	1,620,304
4.65% 5/15/50	5,336,000	3,651,105
Fox Corp.:
4.03% 1/25/24	720,000	711,096
4.709% 1/25/29	1,042,000	978,891
5.476% 1/25/39	1,027,000	890,672
5.576% 1/25/49	682,000	583,226
Magallanes, Inc.:
3.428% 3/15/24 (b)	2,320,000	2,241,586
3.638% 3/15/25 (b)	1,270,000	1,202,718
3.755% 3/15/27 (b)	2,484,000	2,222,446
4.054% 3/15/29 (b)	861,000	743,635
4.279% 3/15/32 (b)	3,451,000	2,839,077
5.05% 3/15/42 (b)	1,789,000	1,338,608
5.141% 3/15/52 (b)	2,782,000	2,022,009
Time Warner Cable LLC:
4.5% 9/15/42	525,000	362,463
5.5% 9/1/41	965,000	757,443
5.875% 11/15/40	852,000	701,378
6.55% 5/1/37	11,472,000	10,351,074
7.3% 7/1/38	2,146,000	2,040,796
		51,850,507
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	2,687,000	2,454,205
3.8% 3/15/32 (b)	2,344,000	2,027,212
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	3,463,000	3,195,798
3.875% 4/15/30	5,007,000	4,441,287
4.375% 4/15/40	747,000	608,270
4.5% 4/15/50	1,468,000	1,175,213
		13,901,985
TOTAL COMMUNICATION SERVICES		114,160,082
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.1%
General Motors Financial Co., Inc. 4.25% 5/15/23	1,181,000	1,176,300
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)	2,832,000	2,800,367
		3,976,667
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	1,665,000	1,658,064
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	956,000	892,797
3.6% 7/1/30	1,138,000	1,023,313
		1,916,110
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	2,495,000	2,392,461
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	434,000	381,647
AutoZone, Inc.:
3.625% 4/15/25	649,000	624,417
4% 4/15/30	3,015,000	2,705,635
Lowe's Companies, Inc.:
3.35% 4/1/27	384,000	355,638
3.75% 4/1/32	1,183,000	1,023,299
4.25% 4/1/52	4,817,000	3,688,382
4.45% 4/1/62	4,962,000	3,703,535
4.5% 4/15/30	2,166,000	2,024,913
O'Reilly Automotive, Inc. 4.2% 4/1/30	668,000	612,499
		15,119,965
TOTAL CONSUMER DISCRETIONARY		25,063,267
CONSUMER STAPLES - 2.4%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	5,260,000	4,740,535
4.9% 2/1/46	6,535,000	5,679,438
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	2,100,000	1,874,603
4.35% 6/1/40	2,002,000	1,695,595
4.5% 6/1/50	2,838,000	2,338,596
4.6% 6/1/60	2,100,000	1,655,475
4.75% 4/15/58	3,264,000	2,678,689
5.45% 1/23/39	2,662,000	2,536,633
5.55% 1/23/49	6,083,000	5,721,006
5.8% 1/23/59 (Reg. S)	6,427,000	6,135,984
Molson Coors Beverage Co.:
3% 7/15/26	4,258,000	3,888,981
5% 5/1/42	7,433,000	6,266,768
The Coca-Cola Co.:
3.375% 3/25/27	3,224,000	3,075,897
3.45% 3/25/30	1,970,000	1,790,737
		50,078,937
Food Products - 0.4%
General Mills, Inc. 2.875% 4/15/30	408,000	346,680
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	5,004,000	4,275,267
3% 5/15/32 (b)	4,479,000	3,307,742
3.625% 1/15/32 (b)	1,723,000	1,346,094
5.125% 2/1/28 (b)	1,885,000	1,766,754
5.5% 1/15/30 (b)	717,000	662,329
5.75% 4/1/33 (b)	3,880,000	3,504,183
		15,209,049
Tobacco - 0.6%
Altria Group, Inc.:
4.25% 8/9/42	3,140,000	2,147,828
4.5% 5/2/43	2,104,000	1,482,956
4.8% 2/14/29	575,000	530,766
5.375% 1/31/44	1,907,000	1,543,844
5.95% 2/14/49	753,000	623,467
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	8,792,000	8,430,473
6.125% 7/27/27 (b)	1,890,000	1,862,333
Reynolds American, Inc.:
4.45% 6/12/25	1,329,000	1,283,968
5.7% 8/15/35	689,000	582,687
6.15% 9/15/43	2,271,000	1,896,074
7.25% 6/15/37	1,681,000	1,571,472
		21,955,868
TOTAL CONSUMER STAPLES		87,243,854
ENERGY - 4.1%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	34,000	32,745
4.85% 11/15/35	1,223,000	1,066,948
		1,099,693
Oil, Gas & Consumable Fuels - 4.1%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	3,850,000	3,763,149
5.85% 2/1/35	1,417,000	1,332,383
Columbia Pipeline Group, Inc. 4.5% 6/1/25	758,000	742,049
DCP Midstream Operating LP:
3.875% 3/15/23	1,006,000	993,425
5.6% 4/1/44	697,000	627,438
6.45% 11/3/36 (b)	1,406,000	1,284,532
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	2,009,000	1,961,286
Enbridge, Inc.:
4% 10/1/23	1,597,000	1,582,960
4.25% 12/1/26	1,006,000	956,808
Energy Transfer LP:
3.75% 5/15/30	1,314,000	1,112,645
3.9% 5/15/24 (c)	751,000	732,191
4.2% 9/15/23	673,000	665,759
4.25% 3/15/23	577,000	575,463
4.5% 4/15/24	717,000	705,705
4.95% 6/15/28	2,298,000	2,140,329
5% 5/15/50	3,733,000	2,917,705
5.25% 4/15/29	1,165,000	1,095,631
5.4% 10/1/47	766,000	620,211
5.8% 6/15/38	1,282,000	1,123,034
6% 6/15/48	834,000	720,569
6.25% 4/15/49	800,000	709,701
Enterprise Products Operating LP 3.7% 2/15/26	2,725,000	2,599,694
Exxon Mobil Corp. 3.482% 3/19/30	7,630,000	6,928,668
Hess Corp.:
4.3% 4/1/27	2,776,000	2,611,446
5.6% 2/15/41	7,441,000	6,507,703
7.125% 3/15/33	569,000	594,934
7.3% 8/15/31	762,000	804,742
7.875% 10/1/29	2,490,000	2,702,670
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	965,000	960,499
6.55% 9/15/40	261,000	245,711
Kinder Morgan, Inc. 5.55% 6/1/45	1,383,000	1,204,869
MPLX LP:
4.5% 7/15/23	1,121,000	1,115,659
4.8% 2/15/29	640,000	595,545
4.875% 12/1/24	1,553,000	1,534,072
4.95% 9/1/32	3,480,000	3,161,511
5.5% 2/15/49	1,917,000	1,627,015
Occidental Petroleum Corp.:
5.55% 3/15/26	3,587,000	3,591,089
6.2% 3/15/40	965,000	933,638
6.45% 9/15/36	2,612,000	2,612,000
6.6% 3/15/46	3,240,000	3,337,200
7.5% 5/1/31	4,360,000	4,556,200
Petroleos Mexicanos:
4.5% 1/23/26	3,020,000	2,594,180
5.95% 1/28/31	2,067,000	1,391,298
6.35% 2/12/48	7,493,000	3,998,639
6.49% 1/23/27	2,174,000	1,811,159
6.5% 3/13/27	2,742,000	2,296,151
6.5% 1/23/29	3,157,000	2,415,421
6.7% 2/16/32	2,866,000	2,001,614
6.75% 9/21/47	6,872,000	3,813,960
6.84% 1/23/30	10,482,000	7,788,126
6.95% 1/28/60	4,473,000	2,459,747
7.69% 1/23/50	9,202,000	5,601,257
Phillips 66 Co.:
3.7% 4/6/23	270,000	269,093
3.85% 4/9/25	349,000	338,195
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	751,000	625,576
3.6% 11/1/24	789,000	758,634
Sabine Pass Liquefaction LLC 4.5% 5/15/30	4,528,000	4,124,870
The Williams Companies, Inc.:
3.5% 11/15/30	4,829,000	4,099,744
3.7% 1/15/23	685,000	684,504
3.9% 1/15/25	690,000	667,765
4.3% 3/4/24	3,094,000	3,050,437
4.5% 11/15/23	994,000	988,545
4.55% 6/24/24	7,571,000	7,496,287
4.65% 8/15/32	3,633,000	3,297,497
5.3% 8/15/52	824,000	717,196
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	577,000	487,806
3.95% 5/15/50	1,863,000	1,375,784
Western Gas Partners LP:
3.95% 6/1/25	493,000	463,420
4.5% 3/1/28	1,136,000	1,028,080
4.65% 7/1/26	5,141,000	4,806,835
4.75% 8/15/28	656,000	596,960
		146,636,618
TOTAL ENERGY		147,736,311
FINANCIALS - 17.2%
Banks - 7.0%
Bank of America Corp.:
2.299% 7/21/32 (c)	8,618,000	6,440,529
3.3% 1/11/23	2,465,000	2,458,873
3.419% 12/20/28 (c)	10,766,000	9,559,120
3.5% 4/19/26	2,852,000	2,679,187
3.864% 7/23/24 (c)	2,481,000	2,447,254
3.95% 4/21/25	2,342,000	2,258,091
4.2% 8/26/24	11,341,000	11,155,109
4.25% 10/22/26	2,419,000	2,298,110
4.45% 3/3/26	861,000	829,666
5.015% 7/22/33 (c)	18,422,000	17,089,214
Barclays PLC:
2.852% 5/7/26 (c)	4,594,000	4,170,245
4.375% 1/12/26	3,532,000	3,329,597
5.088% 6/20/30 (c)	4,171,000	3,626,106
5.2% 5/12/26	3,533,000	3,358,367
BNP Paribas SA 2.219% 6/9/26 (b)(c)	4,281,000	3,849,233
Citigroup, Inc.:
3.352% 4/24/25 (c)	2,815,000	2,714,688
3.875% 3/26/25	5,393,000	5,177,697
4.3% 11/20/26	983,000	930,103
4.412% 3/31/31 (c)	6,030,000	5,409,688
4.45% 9/29/27	9,708,000	8,986,444
4.6% 3/9/26	1,246,000	1,214,710
4.91% 5/24/33 (c)	5,644,000	5,192,456
5.5% 9/13/25	3,136,000	3,131,117
Citizens Financial Group, Inc. 2.638% 9/30/32	2,757,000	2,010,054
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	1,485,000	1,233,041
Discover Bank 4.2% 8/8/23	1,617,000	1,607,022
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	948,000	935,201
HSBC Holdings PLC:
4.25% 3/14/24	1,249,000	1,222,594
4.95% 3/31/30	988,000	907,770
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	2,462,000	2,294,721
5.71% 1/15/26 (b)	7,296,000	6,635,833
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	2,452,000	1,942,220
3.797% 7/23/24 (c)	3,247,000	3,202,615
3.875% 9/10/24	24,838,000	24,290,190
4.125% 12/15/26	7,993,000	7,542,330
4.493% 3/24/31 (c)	7,267,000	6,610,372
4.586% 4/26/33 (c)	15,530,000	13,974,092
4.912% 7/25/33 (c)	4,507,000	4,156,155
NatWest Group PLC:
3.073% 5/22/28 (c)	2,640,000	2,268,661
5.125% 5/28/24	11,650,000	11,440,173
NatWest Markets PLC 2.375% 5/21/23 (b)	4,936,000	4,834,763
Rabobank Nederland 4.375% 8/4/25	4,230,000	4,041,929
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	3,241,000	2,702,736
Societe Generale:
1.038% 6/18/25 (b)(c)	8,981,000	8,284,597
1.488% 12/14/26 (b)(c)	5,527,000	4,677,638
Wells Fargo & Co.:
2.406% 10/30/25 (c)	2,590,000	2,417,865
3.526% 3/24/28 (c)	5,273,000	4,775,847
4.478% 4/4/31 (c)	8,118,000	7,425,535
5.013% 4/4/51 (c)	11,974,000	10,335,647
Westpac Banking Corp. 4.11% 7/24/34 (c)	2,107,000	1,793,047
		251,868,252
Capital Markets - 4.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	3,145,000	3,020,225
4.25% 2/15/24	2,434,000	2,411,279
Ares Capital Corp.:
3.875% 1/15/26	7,074,000	6,435,985
4.2% 6/10/24	5,056,000	4,894,937
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	6,006,000	5,464,066
3.75% 3/26/25	2,646,000	2,464,889
3.8% 6/9/23	4,872,000	4,794,224
3.869% 1/12/29 (b)(c)	2,282,000	1,861,229
4.194% 4/1/31 (b)(c)	5,461,000	4,295,421
4.55% 4/17/26	1,462,000	1,345,066
Deutsche Bank AG 4.5% 4/1/25	6,790,000	6,314,146
Deutsche Bank AG New York Branch 3.3% 11/16/22	5,285,000	5,270,086
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	5,355,000	4,037,594
3.102% 2/24/33 (c)	2,100,000	1,667,935
3.2% 2/23/23	4,059,000	4,038,664
3.691% 6/5/28 (c)	23,641,000	21,376,772
3.8% 3/15/30	8,794,000	7,624,950
4.25% 10/21/25	1,288,000	1,243,197
6.75% 10/1/37	1,275,000	1,270,771
Moody's Corp.:
3.25% 1/15/28	1,354,000	1,224,060
3.75% 3/24/25	2,881,000	2,796,360
4.875% 2/15/24	1,272,000	1,275,153
Morgan Stanley:
3.125% 1/23/23	14,760,000	14,711,549
3.125% 7/27/26	12,469,000	11,481,627
3.622% 4/1/31 (c)	5,698,000	4,924,377
3.625% 1/20/27	6,245,000	5,809,242
3.737% 4/24/24 (c)	2,838,000	2,808,235
4.431% 1/23/30 (c)	2,495,000	2,293,556
4.875% 11/1/22	4,401,000	4,401,836
4.889% 7/20/33 (c)	9,357,000	8,669,846
5% 11/24/25	8,309,000	8,202,267
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	2,838,000	2,738,645
UBS Group AG:
1.494% 8/10/27 (b)(c)	3,309,000	2,779,820
4.125% 9/24/25 (b)	2,986,000	2,851,257
		166,799,266
Consumer Finance - 3.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	6,272,000	5,730,018
2.45% 10/29/26	2,289,000	1,931,016
2.875% 8/14/24	3,404,000	3,201,176
3% 10/29/28	2,397,000	1,922,312
3.3% 1/30/32	2,564,000	1,928,303
3.5% 1/15/25	4,712,000	4,428,063
4.125% 7/3/23	2,380,000	2,361,371
4.45% 4/3/26	1,774,000	1,654,962
4.875% 1/16/24	2,847,000	2,800,800
6.5% 7/15/25	2,058,000	2,054,286
Ally Financial, Inc.:
1.45% 10/2/23	1,254,000	1,210,522
3.05% 6/5/23	5,468,000	5,410,269
5.125% 9/30/24	1,214,000	1,206,326
5.8% 5/1/25	2,973,000	2,985,471
8% 11/1/31	1,535,000	1,609,228
Capital One Financial Corp.:
2.6% 5/11/23	4,242,000	4,192,803
2.636% 3/3/26 (c)	2,766,000	2,570,035
3.273% 3/1/30 (c)	3,538,000	2,958,236
3.65% 5/11/27	7,652,000	7,021,681
3.8% 1/31/28	4,006,000	3,620,014
4.985% 7/24/26 (c)	3,566,000	3,486,298
5.247% 7/26/30 (c)	4,600,000	4,283,528
Discover Financial Services:
3.85% 11/21/22	2,861,000	2,857,374
3.95% 11/6/24	1,616,000	1,574,989
4.1% 2/9/27	1,620,000	1,489,466
4.5% 1/30/26	2,660,000	2,522,676
Ford Motor Credit Co. LLC:
4.063% 11/1/24	9,996,000	9,382,745
5.584% 3/18/24	3,546,000	3,476,144
Synchrony Financial:
3.95% 12/1/27	4,360,000	3,781,977
4.25% 8/15/24	3,797,000	3,702,261
4.375% 3/19/24	3,104,000	3,048,339
5.15% 3/19/29	4,769,000	4,333,526
Toyota Motor Credit Corp. 2.9% 3/30/23	4,399,000	4,365,843
		109,102,058
Diversified Financial Services - 1.3%
Blackstone Private Credit Fund:
4.7% 3/24/25	9,007,000	8,524,454
7.05% 9/29/25 (b)	4,363,000	4,308,442
Brixmor Operating Partnership LP:
4.05% 7/1/30	2,875,000	2,422,025
4.125% 6/15/26	2,638,000	2,467,900
4.125% 5/15/29	2,868,000	2,492,798
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	1,148,000	1,090,531
3.65% 4/5/27 (b)	3,963,000	3,619,231
3.85% 4/5/29 (b)	1,606,000	1,415,430
3.9% 4/5/32 (b)	1,912,000	1,613,860
4.35% 4/5/42 (b)	435,000	334,673
4.4% 4/5/52 (b)	1,286,000	977,432
Equitable Holdings, Inc.:
3.9% 4/20/23	384,000	381,980
4.35% 4/20/28	2,412,000	2,259,451
Jackson Financial, Inc.:
5.17% 6/8/27	1,735,000	1,670,434
5.67% 6/8/32	2,190,000	2,002,581
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	3,463,000	3,389,931
Pine Street Trust I 4.572% 2/15/29 (b)	3,240,000	2,983,647
Pine Street Trust II 5.568% 2/15/49 (b)	3,236,000	2,881,129
		44,835,929
Insurance - 1.3%
AIA Group Ltd.:
3.2% 9/16/40 (b)	1,979,000	1,477,238
3.375% 4/7/30 (b)	4,177,000	3,709,509
American International Group, Inc. 2.5% 6/30/25	6,756,000	6,303,391
Five Corners Funding Trust II 2.85% 5/15/30 (b)	6,263,000	5,155,153
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	2,324,000	2,140,565
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	2,258,000	2,144,673
4.75% 3/15/39	1,036,000	931,641
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	3,298,000	2,190,709
MetLife, Inc. 4.55% 3/23/30	6,529,000	6,245,928
Metropolitan Life Global Funding I 3% 1/10/23 (b)	1,496,000	1,490,540
Pacific LifeCorp 5.125% 1/30/43 (b)	2,981,000	2,675,900
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	1,400,000	1,225,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	3,036,000	2,660,410
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	1,006,000	979,735
Unum Group:
3.875% 11/5/25	2,759,000	2,639,699
4% 6/15/29	2,503,000	2,220,452
5.75% 8/15/42	4,132,000	3,579,167
		47,769,710
TOTAL FINANCIALS		620,375,215
HEALTH CARE - 1.5%
Health Care Providers & Services - 1.2%
Centene Corp.:
2.45% 7/15/28	5,569,000	4,534,391
2.625% 8/1/31	2,597,000	1,961,021
3.375% 2/15/30	2,896,000	2,367,480
4.25% 12/15/27	3,262,000	2,983,751
4.625% 12/15/29	5,066,000	4,552,308
Cigna Corp.:
3.05% 10/15/27	1,816,000	1,627,400
4.375% 10/15/28	3,443,000	3,251,041
4.8% 8/15/38	2,144,000	1,899,866
4.9% 12/15/48	2,141,000	1,848,787
CVS Health Corp.:
3% 8/15/26	355,000	327,533
3.625% 4/1/27	1,019,000	953,047
4.78% 3/25/38	3,388,000	2,970,266
HCA Holdings, Inc.:
3.5% 9/1/30	2,160,000	1,783,555
3.625% 3/15/32 (b)	487,000	394,001
5.625% 9/1/28	2,246,000	2,141,400
5.875% 2/1/29	2,447,000	2,379,427
Humana, Inc. 3.7% 3/23/29	1,508,000	1,352,301
Sabra Health Care LP 3.2% 12/1/31	5,311,000	3,901,524
Toledo Hospital 5.325% 11/15/28	1,197,000	837,900
		42,066,999
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	2,477,000	2,370,612
Elanco Animal Health, Inc. 6.4% 8/28/28 (c)	757,000	668,272
Mylan NV 4.55% 4/15/28	2,271,000	2,005,948
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,447,000	1,319,205
Viatris, Inc.:
1.65% 6/22/25	558,000	496,056
2.7% 6/22/30	2,837,000	2,107,932
3.85% 6/22/40	1,236,000	770,592
4% 6/22/50	2,134,000	1,277,395
Zoetis, Inc. 3.25% 2/1/23	936,000	930,996
		11,947,008
TOTAL HEALTH CARE		54,014,007
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)	1,287,000	1,114,595
The Boeing Co.:
5.04% 5/1/27	1,681,000	1,619,411
5.15% 5/1/30	1,681,000	1,555,005
5.705% 5/1/40	1,703,000	1,487,507
5.805% 5/1/50	1,703,000	1,479,893
5.93% 5/1/60	1,680,000	1,437,085
		8,693,496
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	587,000	569,973
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	753,000	746,656
3% 9/15/23	498,000	485,782
3.375% 7/1/25	3,659,000	3,409,220
3.875% 7/3/23	3,168,000	3,140,852
4.25% 2/1/24	3,258,000	3,206,952
4.25% 9/15/24	2,024,000	1,968,892
		12,958,354
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	1,186,000	1,121,950
4.25% 4/15/26 (b)	897,000	804,312
4.375% 5/1/26 (b)	2,653,000	2,373,228
5.25% 5/15/24 (b)	2,164,000	2,099,620
		6,399,110
TOTAL INDUSTRIALS		28,620,933
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	983,000	985,536
5.85% 7/15/25	735,000	740,645
6.02% 6/15/26	888,000	891,577
6.1% 7/15/27	1,349,000	1,359,800
6.2% 7/15/30	1,167,000	1,135,751
		5,113,309
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	944,000	773,513
2.45% 2/15/31 (b)	8,034,000	6,054,737
2.6% 2/15/33 (b)	8,034,000	5,738,059
3.5% 2/15/41 (b)	6,488,000	4,377,907
3.75% 2/15/51 (b)	3,045,000	1,996,880
		18,941,096
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	3,687,000	3,230,556
2.3% 3/25/28	5,824,000	4,864,002
2.8% 4/1/27	3,325,000	2,934,470
2.875% 3/25/31	6,114,000	4,821,904
3.6% 4/1/40	3,327,000	2,258,061
		18,108,993
TOTAL INFORMATION TECHNOLOGY		42,163,398
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	2,366,000	2,238,049
American Homes 4 Rent LP:
2.375% 7/15/31	427,000	321,951
3.625% 4/15/32	1,758,000	1,449,938
Boston Properties, Inc.:
3.25% 1/30/31	2,203,000	1,792,520
4.5% 12/1/28	2,209,000	2,032,733
Corporate Office Properties LP:
2% 1/15/29	328,000	246,897
2.25% 3/15/26	945,000	828,257
2.75% 4/15/31	914,000	671,955
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	745,000	610,133
3.5% 8/1/26	775,000	714,029
Healthpeak Properties, Inc.:
3.25% 7/15/26	325,000	302,687
3.5% 7/15/29	373,000	327,704
Hudson Pacific Properties LP 4.65% 4/1/29	4,395,000	3,904,577
Invitation Homes Operating Partnership LP 4.15% 4/15/32	2,644,000	2,234,349
Kite Realty Group Trust:
4% 3/15/25	3,537,000	3,343,993
4.75% 9/15/30	5,514,000	4,792,617
LXP Industrial Trust (REIT):
2.7% 9/15/30	1,037,000	797,801
4.4% 6/15/24	818,000	799,128
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	3,556,000	2,526,040
3.375% 2/1/31	1,901,000	1,449,310
3.625% 10/1/29	3,357,000	2,732,173
4.375% 8/1/23	704,000	700,713
4.5% 1/15/25	1,520,000	1,481,231
4.5% 4/1/27	9,194,000	8,527,307
4.75% 1/15/28	3,623,000	3,321,436
4.95% 4/1/24	769,000	760,361
5.25% 1/15/26	3,228,000	3,123,985
Piedmont Operating Partnership LP 2.75% 4/1/32	834,000	593,715
Realty Income Corp.:
2.2% 6/15/28	453,000	381,599
2.85% 12/15/32	556,000	445,048
3.25% 1/15/31	579,000	494,080
3.4% 1/15/28	904,000	821,459
Retail Opportunity Investments Partnership LP:
4% 12/15/24	555,000	530,969
5% 12/15/23	418,000	413,703
Simon Property Group LP 2.45% 9/13/29	924,000	751,552
SITE Centers Corp.:
3.625% 2/1/25	1,284,000	1,213,700
4.25% 2/1/26	1,677,000	1,582,043
Store Capital Corp.:
2.75% 11/18/30	4,952,000	4,365,476
4.625% 3/15/29	1,018,000	973,232
Sun Communities Operating LP:
2.3% 11/1/28	948,000	760,863
2.7% 7/15/31	2,448,000	1,850,165
Ventas Realty LP:
3% 1/15/30	4,331,000	3,595,952
3.5% 2/1/25	3,658,000	3,492,562
4% 3/1/28	1,273,000	1,165,154
4.125% 1/15/26	884,000	845,903
4.375% 2/1/45	433,000	334,487
4.75% 11/15/30	5,686,000	5,236,718
VICI Properties LP:
4.375% 5/15/25	446,000	424,654
4.75% 2/15/28	3,531,000	3,246,785
4.95% 2/15/30	4,599,000	4,156,185
5.125% 5/15/32	1,205,000	1,068,112
Vornado Realty LP 2.15% 6/1/26	1,069,000	894,626
WP Carey, Inc.:
2.4% 2/1/31	2,157,000	1,655,515
3.85% 7/15/29	724,000	638,664
4% 2/1/25	3,043,000	2,943,262
		96,908,057
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	3,128,000	3,112,248
3.95% 11/15/27	2,619,000	2,304,973
4.1% 10/1/24	2,878,000	2,776,803
4.55% 10/1/29	3,316,000	2,955,005
CBRE Group, Inc. 2.5% 4/1/31	3,160,000	2,404,500
Tanger Properties LP:
2.75% 9/1/31	2,490,000	1,767,550
3.125% 9/1/26	3,468,000	3,105,370
		18,426,449
TOTAL REAL ESTATE		115,334,506
UTILITIES - 1.5%
Electric Utilities - 0.8%
Alabama Power Co. 3.05% 3/15/32	3,742,000	3,169,883
Cleco Corporate Holdings LLC:
3.375% 9/15/29	1,957,000	1,644,922
3.743% 5/1/26	7,482,000	6,968,647
Duke Energy Corp. 2.45% 6/1/30	1,580,000	1,262,470
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	750,000	574,963
2.775% 1/7/32 (b)	2,595,000	1,985,396
Entergy Corp. 2.8% 6/15/30	1,621,000	1,313,042
Eversource Energy 2.8% 5/1/23	2,901,000	2,870,814
Exelon Corp.:
2.75% 3/15/27 (b)	829,000	742,735
3.35% 3/15/32 (b)	1,006,000	843,341
4.05% 4/15/30	988,000	895,480
4.1% 3/15/52 (b)	745,000	574,792
4.7% 4/15/50	440,000	367,969
FirstEnergy Corp. 7.375% 11/15/31	3,045,000	3,345,846
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,224,000	1,174,071
		27,734,371
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	944,002	945,064
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 3.55% 6/15/26	1,074,000	997,407
The AES Corp.:
3.3% 7/15/25 (b)	4,877,000	4,497,228
3.95% 7/15/30 (b)	4,253,000	3,641,844
		9,136,479
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	7,058,000	6,938,044
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	449,000	394,487
NiSource, Inc. 2.95% 9/1/29	4,856,000	4,098,627
Puget Energy, Inc.:
4.1% 6/15/30	1,909,000	1,682,155
4.224% 3/15/32	3,417,000	2,949,408
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 5.0176% 5/15/67 (c)(d)	810,000	672,300
		16,735,021
TOTAL UTILITIES		54,550,935
TOTAL NONCONVERTIBLE BONDS (Cost $1,547,573,884)		1,289,262,508

U.S. Treasury Obligations - 29.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	22,865,200	14,288,070
1.75% 8/15/41	80,591,100	55,101,017
1.875% 11/15/51	50,329,100	33,282,083
2% 11/15/41 (e)(f)	13,838,700	9,904,401
2% 8/15/51	200,421,400	136,897,212
2.25% 2/15/52	38,732,200	28,141,364
3% 2/15/47	55,093,200	46,060,928
3.25% 5/15/42 (e)(f)(g)	2,740,000	2,431,750
3.375% 8/15/42 (h)	58,000,000	52,535,313
U.S. Treasury Notes:
0.25% 7/31/25	58,207,100	52,027,143
0.75% 3/31/26	75,087,100	66,672,065
0.875% 9/30/26	17,031,000	14,982,623
1.125% 10/31/26	34,061,900	30,199,334
1.125% 8/31/28	70,526,300	59,707,676
1.25% 5/31/28	220,752,000	189,553,526
1.25% 9/30/28	15,938,200	13,566,770
1.5% 1/31/27	5,077,000	4,551,055
1.5% 11/30/28 (e)(f)(g)	1,637,700	1,411,557
1.625% 9/30/26	58,426,000	53,044,417
1.75% 1/31/29	27,595,700	24,097,730
2.625% 7/31/29	37,400,000	34,367,094
2.75% 4/30/27	43,645,400	41,188,641
2.875% 5/15/32	105,403,000	97,448,367
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,302,625,959)		1,061,460,136

U.S. Government Agency - Mortgage Securities - 31.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.1%
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (c)(d)	4,032	4,096
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	4,136	4,231
12 month U.S. LIBOR + 1.630% 2.884% 11/1/36 (c)(d)	47,668	48,388
12 month U.S. LIBOR + 1.700% 3.184% 6/1/42 (c)(d)	32,440	33,113
12 month U.S. LIBOR + 1.730% 3.105% 5/1/36 (c)(d)	32,266	32,918
12 month U.S. LIBOR + 1.750% 2.434% 7/1/35 (c)(d)	3,343	3,385
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (c)(d)	21,347	21,637
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	20,100	20,587
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (c)(d)	10,847	11,112
12 month U.S. LIBOR + 1.810% 4% 7/1/41 (c)(d)	24,030	24,696
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (c)(d)	13,013	13,259
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (c)(d)	10,510	10,485
12 month U.S. LIBOR + 1.950% 3.555% 9/1/36 (c)(d)	24,011	24,385
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(d)	9,046	9,304
6 month U.S. LIBOR + 1.310% 2.438% 5/1/34 (c)(d)	20,062	20,247
6 month U.S. LIBOR + 1.420% 2.571% 9/1/33 (c)(d)	34,388	34,533
6 month U.S. LIBOR + 1.550% 2.76% 10/1/33 (c)(d)	2,253	2,312
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (c)(d)	3,809	3,930
U.S. TREASURY 1 YEAR INDEX + 1.940% 3.87% 10/1/33 (c)(d)	35,389	36,502
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(d)	3,160	3,254
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.466% 8/1/36 (c)(d)	41,505	42,994
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.465% 10/1/33 (c)(d)	6,313	6,542
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.921% 5/1/35 (c)(d)	9,571	9,929
1.5% 1/1/36 to 11/1/41 (i)	8,403,947	6,954,194
2% 10/1/35 to 3/1/52	54,975,578	45,079,599
2.5% 7/1/31 to 3/1/52	50,903,844	43,572,614
3% 8/1/32 to 2/1/52 (g)	50,126,242	44,631,509
3.5% 8/1/37 to 4/1/52 (g)	38,218,977	34,871,771
4% 7/1/39 to 6/1/52	22,822,682	21,580,399
4.5% to 4.5% 5/1/25 to 7/1/52	15,141,683	14,740,697
5% 3/1/23 to 9/1/52	6,412,995	6,285,064
6% 10/1/34 to 1/1/42	1,889,771	1,965,596
6.5% 12/1/23 to 8/1/36	341,911	358,690
7% to 7% 11/1/23 to 8/1/32	51,942	53,687
7.5% to 7.5% 9/1/25 to 11/1/31	61,120	64,062
8% 1/1/30	233	249
8.5% 3/1/25	43	45
TOTAL FANNIE MAE		220,580,015
Freddie Mac - 3.6%
12 month U.S. LIBOR + 1.370% 1.87% 3/1/36 (c)(d)	26,710	26,761
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(d)	4,054	4,130
12 month U.S. LIBOR + 1.880% 3.625% 9/1/41 (c)(d)	16,189	16,513
12 month U.S. LIBOR + 1.910% 3.219% 5/1/41 (c)(d)	32,657	33,284
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(d)	34,211	34,973
12 month U.S. LIBOR + 1.910% 3.775% 6/1/41 (c)(d)	42,490	43,487
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	10,667	10,950
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	348	351
12 month U.S. LIBOR + 2.160% 2.41% 11/1/35 (c)(d)	5,352	5,462
6 month U.S. LIBOR + 1.650% 2.447% 4/1/35 (c)(d)	23,572	24,200
6 month U.S. LIBOR + 2.680% 3.66% 10/1/35 (c)(d)	3,891	4,084
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.372% 1/1/35 (c)(d)	3,473	3,574
1.5% 7/1/35 to 4/1/41	1,237,256	1,021,042
2% 4/1/41 to 4/1/52	32,538,852	26,481,163
2.5% 8/1/32 to 2/1/52 (e)(g)	35,648,397	30,338,475
3% 6/1/31 to 4/1/52 (e)	19,926,874	17,679,399
3.5% 3/1/32 to 3/1/52 (e)	32,769,551	30,275,745
4% 5/1/37 to 6/1/48	13,515,688	12,901,356
4.5% 7/1/25 to 10/1/48	7,917,965	7,733,309
5% 1/1/40 to 9/1/52	1,367,554	1,359,275
6% 4/1/32 to 8/1/37	191,621	198,061
7.5% 8/1/26 to 11/1/31	7,806	8,285
8% 4/1/27 to 5/1/27	668	697
8.5% 5/1/27 to 1/1/28	1,162	1,217
TOTAL FREDDIE MAC		128,205,793
Ginnie Mae - 8.8%
3% 12/20/42 to 10/20/51	13,423,384	11,976,012
3.5% 12/20/40 to 6/20/50	12,510,695	11,518,324
4% 2/15/40 to 4/20/48	12,425,617	11,841,547
4.5% 5/15/39 to 5/20/41	2,492,897	2,450,831
5% 3/15/39 to 4/20/48	1,434,570	1,439,063
6.5% 4/15/35 to 11/15/35	28,620	30,132
7% 1/15/28 to 7/15/32	186,485	194,329
7.5% to 7.5% 11/15/22 to 10/15/28	32,469	33,684
8% 3/15/30 to 9/15/30	4,118	4,368
2% 1/20/51 to 4/20/51	3,213,731	2,693,045
2% 10/1/52 (i)	8,350,000	6,951,121
2% 10/1/52 (i)	1,350,000	1,123,834
2% 10/1/52 (i)	12,950,000	10,780,481
2% 10/1/52 (i)	6,450,000	5,369,429
2% 10/1/52 (i)	4,550,000	3,787,737
2% 10/1/52 (i)	5,650,000	4,703,453
2% 10/1/52 (i)	2,200,000	1,831,433
2% 10/1/52 (i)	11,950,000	9,948,012
2% 10/1/52 (i)	5,300,000	4,412,089
2% 10/1/52 (i)	1,050,000	874,093
2% 10/1/52 (i)	1,050,000	874,093
2% 10/1/52 (i)	2,100,000	1,748,186
2% 10/1/52 (i)	400,000	332,988
2% 11/1/52 (i)	8,350,000	6,950,468
2% 11/1/52 (i)	6,650,000	5,535,403
2% 11/1/52 (i)	6,650,000	5,535,403
2% 11/1/52 (i)	6,850,000	5,701,881
2% 11/1/52 (i)	4,100,000	3,412,805
2% 11/1/52 (i)	6,650,000	5,535,403
2% 11/1/52 (i)	8,350,000	6,950,468
2% 12/1/52 (i)	21,250,000	17,776,953
2.5% 12/20/51	154,449	133,016
2.5% 10/1/52 (i)	4,850,000	4,164,801
2.5% 10/1/52 (i)	500,000	429,361
2.5% 10/1/52 (i)	500,000	429,361
2.5% 10/1/52 (i)	3,900,000	3,349,015
2.5% 10/1/52 (i)	16,150,000	13,868,359
2.5% 10/1/52 (i)	8,050,000	6,912,711
2.5% 10/1/52 (i)	4,450,000	3,821,312
2.5% 10/1/52 (i)	4,850,000	4,164,801
2.5% 10/1/52 (i)	3,900,000	3,349,015
2.5% 11/1/52 (i)	5,350,000	4,593,326
2.5% 11/1/52 (i)	10,700,000	9,186,652
2.5% 11/1/52 (i)	5,850,000	5,022,609
2.5% 11/1/52 (i)	5,850,000	5,022,609
2.5% 11/1/52 (i)	5,250,000	4,507,469
2.5% 11/1/52 (i)	8,850,000	7,598,306
2.5% 11/1/52 (i)	5,350,000	4,593,326
2.5% 12/1/52 (i)	25,300,000	21,821,250
3% 10/1/52 (i)	4,250,000	3,751,580
3% 10/1/52 (i)	4,200,000	3,707,443
3% 10/1/52 (i)	4,100,000	3,619,171
3% 10/1/52 (i)	2,450,000	2,162,675
3% 10/1/52 (i)	4,100,000	3,619,171
3% 10/1/52 (i)	4,750,000	4,192,942
3% 10/1/52 (i)	1,200,000	1,059,270
3% 11/1/52 (i)	4,200,000	3,705,147
3% 11/1/52 (i)	3,500,000	3,087,622
3% 11/1/52 (i)	4,850,000	4,278,562
3% 11/1/52 (i)	4,200,000	3,705,147
3% 12/1/52 (i)	3,500,000	3,079,453
3.5% 10/1/52 (i)	2,150,000	1,953,271
3.5% 10/1/52 (i)	1,200,000	1,090,198
3.5% 10/1/52 (i)	6,600,000	5,996,089
3.5% 11/1/52 (i)	5,450,000	4,947,484
4.5% 10/1/52 (i)	1,400,000	1,338,321
5% 10/1/52 (i)	7,400,000	7,230,792
TOTAL GINNIE MAE		317,808,705
Uniform Mortgage Backed Securities - 13.4%
1.5% 10/1/37 (i)	1,650,000	1,413,218
1.5% 10/1/37 (i)	1,000,000	856,496
1.5% 10/1/37 (i)	1,650,000	1,413,218
1.5% 10/1/37 (i)	750,000	642,372
1.5% 10/1/37 (i)	1,350,000	1,156,269
1.5% 10/1/37 (i)	750,000	642,372
1.5% 10/1/37 (i)	1,550,000	1,327,569
1.5% 10/1/37 (i)	1,550,000	1,327,569
1.5% 10/1/37 (i)	1,100,000	942,145
1.5% 11/1/37 (i)	1,050,000	899,403
1.5% 11/1/37 (i)	1,300,000	1,113,546
1.5% 11/1/37 (i)	3,800,000	3,254,982
1.5% 10/1/52 (i)	9,700,000	7,428,988
1.5% 10/1/52 (i)	2,900,000	2,221,038
1.5% 10/1/52 (i)	5,900,000	4,518,663
1.5% 10/1/52 (i)	2,150,000	1,646,631
1.5% 10/1/52 (i)	5,900,000	4,518,663
1.5% 11/1/52 (i)	16,250,000	12,446,104
2% 10/1/37 (i)	3,500,000	3,080,601
2% 10/1/37 (i)	1,750,000	1,540,301
2% 10/1/37 (i)	1,750,000	1,540,301
2% 10/1/37 (i)	4,400,000	3,872,756
2% 10/1/37 (i)	4,350,000	3,828,747
2% 10/1/37 (i)	1,725,000	1,518,296
2% 10/1/37 (i)	2,600,000	2,288,447
2% 10/1/37 (i)	2,325,000	2,046,399
2% 10/1/37 (i)	3,100,000	2,728,533
2% 11/1/37 (i)	1,750,000	1,540,301
2% 11/1/37 (i)	4,100,000	3,608,704
2% 11/1/37 (i)	1,650,000	1,452,283
2% 11/1/37 (i)	1,600,000	1,408,275
2% 11/1/37 (i)	2,400,000	2,112,412
2% 11/1/37 (i)	7,500,000	6,601,289
2% 11/1/37 (i)	6,600,000	5,809,134
2% 10/1/52 (i)	3,550,000	2,872,505
2% 10/1/52 (i)	11,400,000	9,224,382
2% 10/1/52 (i)	3,550,000	2,872,505
2% 10/1/52 (i)	7,300,000	5,906,841
2% 10/1/52 (i)	11,000,000	8,900,719
2% 10/1/52 (i)	8,400,000	6,796,913
2% 10/1/52 (i)	3,950,000	3,196,167
2% 10/1/52 (i)	2,350,000	1,901,517
2% 10/1/52 (i)	4,250,000	3,438,914
2% 10/1/52 (i)	4,850,000	3,924,408
2% 10/1/52 (i)	1,250,000	1,011,445
2% 10/1/52 (i)	2,550,000	2,063,349
2% 10/1/52 (i)	5,300,000	4,288,528
2% 10/1/52 (i)	1,500,000	1,213,734
2% 10/1/52 (i)	2,100,000	1,699,228
2% 10/1/52 (i)	400,000	323,663
2% 10/1/52 (i)	5,350,000	4,328,986
2% 10/1/52 (i)	4,050,000	3,277,083
2% 10/1/52 (i)	16,700,000	13,512,910
2% 10/1/52 (i)	20,500,000	16,587,704
2% 11/1/52 (i)	12,500,000	10,113,965
2% 11/1/52 (i)	12,900,000	10,437,612
2% 11/1/52 (i)	8,850,000	7,160,687
2% 11/1/52 (i)	8,550,000	6,917,952
2% 11/1/52 (i)	6,900,000	5,582,909
2% 11/1/52 (i)	10,200,000	8,252,995
2% 11/1/52 (i)	8,850,000	7,160,687
2.5% 10/1/37 (i)	1,500,000	1,357,383
2.5% 10/1/37 (i)	3,000,000	2,714,766
2.5% 10/1/37 (i)	1,450,000	1,312,137
2.5% 10/1/37 (i)	1,450,000	1,312,137
2.5% 10/1/37 (i)	8,100,000	7,329,867
2.5% 11/1/37 (i)	2,300,000	2,079,344
2.5% 11/1/37 (i)	1,600,000	1,446,500
2.5% 11/1/37 (i)	11,150,000	10,080,297
2.5% 10/1/52 (i)	13,650,000	11,454,269
2.5% 10/1/52 (i)	6,400,000	5,370,500
2.5% 10/1/52 (i)	5,150,000	4,321,574
2.5% 10/1/52 (i)	6,400,000	5,370,500
2.5% 10/1/52 (i)	5,400,000	4,531,359
2.5% 10/1/52 (i)	650,000	545,441
2.5% 10/1/52 (i)	1,600,000	1,342,625
2.5% 10/1/52 (i)	1,600,000	1,342,625
2.5% 10/1/52 (i)	12,900,000	10,824,914
2.5% 10/1/52 (i)	4,750,000	3,985,918
2.5% 11/1/52 (i)	4,750,000	3,984,990
2.5% 11/1/52 (i)	4,750,000	3,984,990
2.5% 11/1/52 (i)	12,500,000	10,486,816
2.5% 11/1/52 (i)	12,500,000	10,486,816
3% 10/1/52 (i)	5,450,000	4,738,094
3% 10/1/52 (i)	2,700,000	2,347,313
3% 10/1/52 (i)	2,100,000	1,825,688
3% 10/1/52 (i)	500,000	434,688
3% 10/1/52 (i)	2,100,000	1,825,688
3% 10/1/52 (i)	150,000	130,406
3% 10/1/52 (i)	850,000	738,969
3% 10/1/52 (i)	1,900,000	1,651,813
3% 10/1/52 (i)	1,200,000	1,043,250
3% 10/1/52 (i)	600,000	521,625
3% 10/1/52 (i)	3,300,000	2,868,938
3% 10/1/52 (i)	11,600,000	10,084,750
3% 11/1/52 (i)	4,850,000	4,214,195
3% 11/1/52 (i)	9,950,000	8,645,617
3% 11/1/52 (i)	9,950,000	8,645,617
3.5% 10/1/52 (i)	4,100,000	3,686,796
3.5% 10/1/52 (i)	3,250,000	2,922,460
3.5% 10/1/52 (i)	3,700,000	3,327,108
3.5% 10/1/52 (i)	4,400,000	3,956,561
3.5% 10/1/52 (i)	6,600,000	5,934,842
3.5% 11/1/52 (i)	6,850,000	6,155,365
4% 10/1/52 (i)	2,400,000	2,224,500
4% 10/1/52 (i)	1,750,000	1,622,031
4% 10/1/52 (i)	2,350,000	2,178,156
4% 10/1/52 (i)	2,375,000	2,201,328
4% 10/1/52 (i)	1,325,000	1,228,109
4% 10/1/52 (i)	800,000	741,500
4% 10/1/52 (i)	6,300,000	5,839,311
4.5% 10/1/52 (i)	1,300,000	1,236,828
4.5% 10/1/52 (i)	2,650,000	2,521,226
4.5% 10/1/52 (i)	3,350,000	3,187,210
4.5% 10/1/52 (i)	1,200,000	1,141,687
4.5% 10/1/52 (i)	1,200,000	1,141,687
4.5% 10/1/52 (i)	1,200,000	1,141,687
4.5% 10/1/52 (i)	1,300,000	1,236,828
4.5% 11/1/52 (i)	4,950,000	4,703,852
5% 10/1/52 (i)	3,200,000	3,113,499
5% 10/1/52 (i)	4,050,000	3,940,522
5% 10/1/52 (i)	4,000,000	3,891,874
5.5% 10/1/52 (i)	2,800,000	2,782,179
5.5% 10/1/52 (i)	3,200,000	3,179,633
5.5% 10/1/52 (i)	1,500,000	1,490,453
5.5% 11/1/52 (i)	5,450,000	5,403,604
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		483,227,588
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,228,574,397)		1,149,822,101

Asset-Backed Securities - 6.9%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	1,525,651	989,452
Series 2019-1 Class A, 3.844% 5/15/39 (b)	1,425,195	945,959
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	2,987,819	2,124,641
Class B, 4.458% 10/16/39 (b)	713,637	328,068
Series 2021-1A Class A, 2.95% 11/16/41 (b)	3,289,328	2,623,783
Series 2021-2A Class A, 2.798% 1/15/47 (b)	6,376,435	5,039,975
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 1/15/32 (b)(c)(d)	1,196,595	1,161,498
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 3.8703% 10/17/34 (b)(c)(d)	2,370,709	2,261,026
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 3.6999% 4/20/34 (b)(c)(d)	5,797,905	5,497,747
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (b)(c)(d)	3,019,149	2,908,872
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 3.8499% 7/20/34 (b)(c)(d)	2,835,654	2,696,523
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	929,701	750,088
Class B, 4.335% 1/16/40 (b)	309,333	130,545
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.832% 10/15/32 (b)(c)(d)	3,103,607	3,006,480
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 3.813% 4/25/34 (b)(c)(d)	1,923,930	1,827,354
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 3.642% 7/15/34 (b)(c)(d)	3,574,230	3,423,748
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 3.6579% 1/15/35 (b)(c)(d)	4,768,241	4,591,544
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 3.582% 4/15/34 (b)(c)(d)	4,022,144	3,824,745
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 3.9903% 4/17/33 (b)(c)(d)	1,232,474	1,184,541
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/36 (b)(c)(d)	2,392,281	2,275,071
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 3.803% 4/25/34 (b)(c)(d)	4,224,812	4,029,410
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 3.9299% 1/20/32 (b)(c)(d)	3,831,965	3,725,475
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 3.7808% 1/17/35 (b)(c)(d)	4,846,852	4,655,755
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.642% 1/15/35 (b)(c)(d)	3,615,104	3,427,918
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	3,731,822	3,170,090
Class AA, 2.487% 12/16/41 (b)(c)	399,185	364,041
Series 2021-1A Class A, 2.443% 7/15/46 (b)	4,589,038	3,704,019
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 3.502% 4/15/29 (b)(c)(d)	3,577,689	3,501,910
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	2,312,436	1,994,687
Class B, 5.095% 4/15/39 (b)	1,232,658	939,389
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	1,634,028	1,429,711
Series 2021-1A Class A, 3.474% 1/15/46 (b)	944,534	827,541
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 3.8099% 10/20/32 (b)(c)(d)	2,890,154	2,779,080
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 3.7973% 4/20/35 (b)(c)(d)	4,498,016	4,296,991
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (b)(c)(d)	2,218,566	2,129,442
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 3.7599% 4/20/34 (b)(c)(d)	3,494,185	3,307,630
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 3.8799% 10/20/34 (b)(c)(d)	3,598,073	3,444,680
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 3.9099% 4/20/34 (b)(c)(d)	3,860,350	3,658,886
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (b)(c)(d)	4,457,000	4,300,279
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 4.0199% 1/20/34 (b)(c)(d)	5,052,517	4,857,126
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	3,268,010	2,978,510
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (b)(c)(d)	2,526,193	2,426,141
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (b)(c)(d)	2,388,876	2,282,743
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 3.9603% 1/18/32 (b)(c)(d)	2,929,325	2,847,647
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 3.9203% 4/17/33 (b)(c)(d)	2,441,104	2,371,528
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/35 (b)(c)(d)	3,177,977	3,017,553
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 4.114% 2/20/35 (b)(c)(d)	1,889,869	1,796,355
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (b)(c)(d)	1,638,378	1,585,524
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 1/15/35 (b)(c)(d)	4,330,149	4,145,563
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 3.762% 1/15/34 (b)(c)(d)	1,005,251	964,175
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 3.8476% 7/19/34 (b)(c)(d)	2,577,919	2,461,258
Class AR, 3 month U.S. LIBOR + 1.080% 4.0016% 11/16/34 (b)(c)(d)	3,690,041	3,552,613
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 4.284% 11/20/33 (b)(c)(d)	4,601,553	4,441,516
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	1,381,368	1,112,402
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,358,969	1,135,481
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 3.889% 10/22/34 (b)(c)(d)	2,531,935	2,401,044
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.8211% 4/15/35 (b)(c)(d)	5,870,431	5,627,055
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 3.722% 1/15/33 (b)(c)(d)	1,816,635	1,760,835
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 3.679% 1/22/28 (b)(c)(d)	2,459,565	2,417,553
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 3.8776% 4/19/34 (b)(c)(d)	4,047,691	3,883,399
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 3.859% 1/22/35 (b)(c)(d)	4,115,814	3,897,408
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 3.632% 7/15/34 (b)(c)(d)	2,572,810	2,466,244
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 3.959% 1/22/31 (b)(c)(d)	1,296,427	1,244,243
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 3.8499% 10/20/34 (b)(c)(d)	1,041,994	995,910
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (b)(c)(d)	4,363,331	4,173,469
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 3.7299% 4/20/34 (b)(c)(d)	3,374,400	3,223,760
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 3.502% 1/15/34 (b)(c)(d)	3,525,408	3,418,588
Marlette Funding Trust Series 2022-1A Class A, 1.36% 4/15/32 (b)	3,608,823	3,528,043
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 3.7799% 10/20/30 (b)(c)(d)	3,696,853	3,613,319
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 4.329% 1/25/36 (c)(d)	99,323	98,469
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.8399% 10/20/34 (b)(c)(d)	1,408,460	1,350,695
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	2,675,348	2,262,362
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	2,933,260	2,558,360
Class A2II, 4.008% 12/5/51 (b)	2,620,830	2,058,900
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	2,550,958	2,102,086
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 3.8299% 4/20/34 (b)(c)(d)	4,820,896	4,624,483
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 3.6679% 1/15/37 (b)(c)(d)	4,874,693	4,709,207
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	2,650,350	2,194,659
Class B, 4.335% 3/15/40 (b)	521,805	322,170
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	3,520,000	3,294,051
1.884% 7/15/50 (b)	1,356,000	1,192,533
2.328% 7/15/52 (b)	1,037,000	872,032
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (b)(c)(d)	5,044,198	4,851,737
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 3.572% 7/15/32 (b)(c)(d)	580,272	560,909
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 3.7176% 4/19/34 (b)(c)(d)	4,282,717	4,075,613
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 3.7899% 4/20/33 (b)(c)(d)	3,959,716	3,779,660
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.944% 9/25/34 (c)(d)(j)	4,251	4,272
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	2,964,447	2,326,884
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	3,945,329	3,262,871
Upstart Securitization Trust 3.12% 3/20/32 (b)	1,388,528	1,338,267
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.9799% 7/20/32 (b)(c)(d)	3,719,561	3,613,881
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 3.8976% 7/19/34 (b)(c)(d)	2,363,896	2,262,449
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (b)(c)(d)	4,837,926	4,613,427
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.8903% 7/16/34 (b)(c)(d)	2,387,172	2,281,346
TOTAL ASSET-BACKED SECURITIES (Cost $268,210,202)		248,516,922

Collateralized Mortgage Obligations - 0.8%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.8%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	3,275,571	2,934,822
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	4,738,682	4,338,219
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	2,051,708	2,004,485
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	2,143,195	2,035,331
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	4,440,675	4,279,132
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	5,218,261	5,044,968
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	1,824,385	1,672,216
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (b)	3,153,406	2,977,630
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	1,462,316	1,418,931
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (c)(d)	1,192	1,073
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	2,328,234	2,147,629
TOTAL PRIVATE SPONSOR		28,854,436
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	18,333	18,691
Series 1999-57 Class PH, 6.5% 12/25/29	45,143	45,871
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 22.5652% 6/16/37 (c)(k)	9,118	10,899
TOTAL U.S. GOVERNMENT AGENCY		75,461
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,590,779)		28,929,897

Commercial Mortgage Securities - 6.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 3.996% 1/15/39 (b)(c)(d)	2,741,961	2,668,920
Class B, CME Term SOFR 1 Month Index + 1.550% 4.396% 1/15/39 (b)(c)(d)	618,000	597,905
Class C, CME Term SOFR 1 Month Index + 2.150% 4.996% 1/15/39 (b)(c)(d)	437,000	419,053
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	2,189,000	2,010,500
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	491,000	431,985
Class CNM, 3.8425% 11/5/32 (b)(c)	248,000	205,702
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	218,564	201,963
Series 2019-BN21 Class A5, 2.851% 10/17/52	373,546	319,868
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (c)	4,995,066	4,731,959
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	778,315	731,120
Series 2019-B10 Class A4, 3.717% 3/15/62	721,545	657,038
Series 2018-B8 Class A5, 4.2317% 1/15/52	5,335,798	5,021,543
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 4.868% 11/15/28 (b)(c)(d)	1,998,000	1,974,644
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 4.7434% 4/15/37 (b)(c)(d)	8,749,555	8,618,411
Class B, CME Term SOFR 1 Month Index + 2.440% 5.2924% 4/15/37 (b)(c)(d)	2,324,753	2,272,889
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 3.5071% 10/15/36 (b)(c)(d)	5,017,787	4,783,723
Class B, 1 month U.S. LIBOR + 0.890% 3.7168% 10/15/36 (b)(c)(d)	733,467	689,382
Class C, 1 month U.S. LIBOR + 1.090% 3.9166% 10/15/36 (b)(c)(d)	981,551	910,573
Class D, 1 month U.S. LIBOR + 1.290% 4.1163% 10/15/36 (b)(c)(d)	952,598	874,172
Class E, 1 month U.S. LIBOR + 1.940% 4.7655% 10/15/36 (b)(c)(d)	3,312,521	3,037,742
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 3.4703% 5/15/38 (b)(c)(d)	450,000	430,407
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 3.9349% 2/15/39 (b)(c)(d)	6,218,337	5,969,827
Class B, CME Term SOFR 1 Month Index + 1.310% 4.2343% 2/15/39 (b)(c)(d)	1,873,454	1,779,864
Class C, CME Term SOFR 1 Month Index + 1.560% 4.4837% 2/15/39 (b)(c)(d)	1,873,454	1,763,483
Class D, CME Term SOFR 1 Month Index + 1.960% 4.8828% 2/15/39 (b)(c)(d)	1,873,454	1,742,422
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 5.443% 9/15/37 (b)(c)(d)	842,862	734,190
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 4.118% 4/15/34 (b)(c)(d)	1,864,321	1,793,374
Class C, 1 month U.S. LIBOR + 1.600% 4.418% 4/15/34 (b)(c)(d)	1,232,474	1,178,659
Class D, 1 month U.S. LIBOR + 1.900% 4.718% 4/15/34 (b)(c)(d)	1,293,785	1,226,661
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 3.898% 10/15/36 (b)(c)(d)	3,998,712	3,898,187
Class C, 1 month U.S. LIBOR + 1.250% 4.068% 10/15/36 (b)(c)(d)	1,877,095	1,820,468
Class D, 1 month U.S. LIBOR + 1.450% 4.268% 10/15/36 (b)(c)(d)	2,658,333	2,571,460
Class E, 1 month U.S. LIBOR + 1.800% 4.618% 10/15/36 (b)(c)(d)	3,735,372	3,594,520
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 4.665% 10/15/39 (b)(c)(d)	2,303,000	2,289,386
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 4.413% 4/15/37 (b)(c)(d)	4,724,023	4,586,441
Class B, CME Term SOFR 1 Month Index + 1.940% 4.862% 4/15/37 (b)(c)(d)	2,408,277	2,301,190
Class C, CME Term SOFR 1 Month Index + 2.290% 5.212% 4/15/37 (b)(c)(d)	543,725	514,443
Class D, CME Term SOFR 1 Month Index + 2.830% 5.761% 4/15/37 (b)(c)(d)	455,288	425,922
floater sequential payer Series 2021-SOAR Class A, 3.488% 6/15/38 (b)(c)	7,082,741	6,772,196
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.818% 4/15/34 (b)(c)(d)	5,401,930	5,263,854
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.738% 10/15/36 (b)(c)(d)	4,084,214	4,022,589
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 3.888% 12/15/37 (b)(c)(d)	300,000	293,964
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	5,528,047	4,756,657
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.938% 6/15/34 (b)(c)(d)	4,478,252	4,398,415
Class B, 1 month U.S. LIBOR + 1.500% 4.318% 6/15/34 (b)(c)(d)	881,790	855,377
Class C, 1 month U.S. LIBOR + 1.750% 4.568% 6/15/34 (b)(c)(d)	996,169	956,323
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 5.118% 8/15/36 (b)(c)(d)(j)	195,690	184,305
Class D, 1 month U.S. LIBOR + 3.050% 5.868% 8/15/36 (b)(c)(d)(j)	651,750	607,532
COMM Mortgage Trust:
sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	717,571	699,750
Series 2013-CR13 Class AM, 4.449% 11/10/46	3,340,144	3,284,781
Series 2013-LC13 Class AM, 4.557% 8/10/46 (b)	2,047,158	2,020,004
Series 2014-CR14 Class AM, 4.526% 2/10/47 (c)	4,110,694	4,035,856
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 3.798% 5/15/36 (b)(c)(d)	495,000	488,190
Class B, 1 month U.S. LIBOR + 1.230% 4.048% 5/15/36 (b)(c)(d)	2,360,000	2,313,175
Class C, 1 month U.S. LIBOR + 1.430% 4.248% 5/15/36 (b)(c)(d)	549,000	534,304
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	1,095,806	991,930
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	2,090,266	1,993,215
Class B, 4.5349% 4/15/36 (b)	642,635	607,178
Class C, 4.9414% 4/15/36 (b)(c)	526,890	495,549
Class D, 4.9414% 4/15/36 (b)(c)	862,334	794,961
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 3.519% 11/15/38 (b)(c)(d)	6,770,941	6,448,645
Class B, 1 month U.S. LIBOR + 1.120% 3.9382% 11/15/38 (b)(c)(d)	500,000	473,695
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 3.898% 7/15/38 (b)(c)(d)	2,231,268	2,161,158
Class B, 1 month U.S. LIBOR + 1.380% 4.198% 7/15/38 (b)(c)(d)	1,270,183	1,222,441
Class C, 1 month U.S. LIBOR + 1.700% 4.518% 7/15/38 (b)(c)(d)	937,232	900,828
Class D, 1 month U.S. LIBOR + 2.250% 5.068% 7/15/38 (b)(c)(d)	1,887,384	1,806,985
Freddie Mac:
sequential payer:
Series 2021-K136 Class A2, 2.127% 11/25/31	3,300,019	2,711,777
Series 2022-K141 Class A2, 2.25% 2/25/32	4,500,000	3,725,493
Series 2022-K150 Class A2, 3.71% 11/25/32	1,500,000	1,394,555
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 4.768% 9/15/31 (b)(c)(d)	1,769,965	1,747,555
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 3.768% 10/15/36 (b)(c)(d)	2,886,747	2,720,994
Class B, 1 month U.S. LIBOR + 1.150% 3.968% 10/15/36 (b)(c)(d)	544,915	510,203
Class C, 1 month U.S. LIBOR + 1.550% 4.368% 10/15/36 (b)(c)(d)	449,243	419,233
Series 2013-GC12 Class A/S, 3.375% 6/10/46	3,211,582	3,160,083
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 5.3336% 8/15/37 (b)(c)(d)	3,846,000	3,802,654
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 3.4419% 4/15/37 (b)(c)(d)	1,474,000	1,389,126
JPMBB Commercial Mortgage Securities Trust Series 2013-C17 Class A/S, 4.4584% 1/15/47	4,667,521	4,577,865
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	3,132,557	3,020,324
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	277,000	272,216
Class CFX, 4.9498% 7/5/33 (b)	505,398	493,904
Class DFX, 5.3503% 7/5/33 (b)	715,868	695,543
Class EFX, 5.5423% 7/5/33 (b)(c)	870,282	835,230
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 4.1406% 5/15/39 (b)(c)(d)	6,900,561	6,701,933
Class B, CME Term SOFR 1 Month Index + 1.790% 4.6393% 5/15/39 (b)(c)(d)	4,064,838	3,942,739
Class C, CME Term SOFR 1 Month Index + 2.090% 4.9385% 5/15/39 (b)(c)(d)	2,311,651	2,230,649
Class D, CME Term SOFR 1 Month Index + 2.540% 5.3873% 5/15/39 (b)(c)(d)	2,054,528	1,961,964
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 3.518% 3/15/38 (b)(c)(d)	5,486,932	5,273,768
Class B, 1 month U.S. LIBOR + 0.880% 3.698% 3/15/38 (b)(c)(d)	982,134	937,821
Class C, 1 month U.S. LIBOR + 1.100% 3.918% 3/15/38 (b)(c)(d)	617,740	588,320
Class D, 1 month U.S. LIBOR + 1.400% 4.218% 3/15/38 (b)(c)(d)	859,367	814,133
Class E, 1 month U.S. LIBOR + 1.750% 4.568% 3/15/38 (b)(c)(d)	751,109	702,161
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 3.619% 4/15/38 (b)(c)(d)	4,671,615	4,496,207
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 4.068% 8/15/33 (b)(c)(d)	1,982,914	1,954,911
Class C, 1 month U.S. LIBOR + 1.500% 4.318% 8/15/33 (b)(c)(d)	4,775,892	4,688,877
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	4,757,881	4,375,066
Series 2018-H4 Class A4, 4.31% 12/15/51	3,507,809	3,280,412
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	687,483	621,349
Class C, 3.283% 11/10/36 (b)(c)	659,666	583,643
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	2,402,749	2,227,372
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 3.302% 10/15/36 (b)(c)(d)	5,922,075	5,601,341
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 4.4434% 12/15/37 (b)(c)(d)	257,834	257,834
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,789,080	1,849,581
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 4.8454% 2/15/39 (b)(c)(d)	1,190,000	1,131,596
Class C, CME Term SOFR 1 Month Index + 2.650% 5.4954% 2/15/39 (b)(c)(d)	619,000	586,064
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 3.3946% 7/15/36 (b)(c)(d)	1,392,068	1,325,785
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 3.5485% 11/15/38 (b)(c)(d)	4,572,244	4,361,862
Class B, 1 month U.S. LIBOR + 1.070% 3.8975% 11/15/38 (b)(c)(d)	2,618,793	2,487,579
Class C, 1 month U.S. LIBOR + 1.320% 4.1467% 11/15/38 (b)(c)(d)	1,626,457	1,536,816
Class D, 1 month U.S. LIBOR + 1.570% 4.3959% 11/15/38 (b)(c)(d)	1,068,976	1,002,025
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	3,269,943	2,503,979
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	256,512	194,147
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 4.018% 5/15/31 (b)(c)(d)	2,496,000	2,369,521
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,900,655	1,806,203
Series 2018-C48 Class A5, 4.302% 1/15/52	1,574,228	1,486,147
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $259,364,218)		244,522,413

Municipal Securities - 0.8%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2009:
7.35% 11/1/39	460,000	552,698
7.55% 4/1/39	2,035,000	2,534,175
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,670,000	1,763,205
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	766,364	766,172
5.1% 6/1/33	2,725,000	2,595,727
Series 2010-1, 6.63% 2/1/35	6,975,000	7,083,640
Series 2010-3:
6.725% 4/1/35	5,380,000	5,535,456
7.35% 7/1/35	2,920,357	3,097,354
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,110,000	4,399,526
TOTAL MUNICIPAL SECURITIES (Cost $34,348,531)		28,327,953

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	3,236,000	2,609,632
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	1,788,000	1,600,260
4.5% 4/22/60 (b)	1,363,000	1,151,735
State of Qatar 4.4% 4/16/50 (b)	4,036,000	3,531,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,088,897)		8,893,127

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $3,380,491)	3,349,000	3,305,463

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank:
3.35% 2/6/23	1,820,000	1,812,196
4.682% 8/9/28 (c)	1,567,000	1,502,611
KeyBank NA 6.95% 2/1/28	800,000	824,361
Regions Bank 6.45% 6/26/37	4,383,000	4,495,576
TOTAL BANK NOTES (Cost $10,546,412)		8,634,744

Fixed-Income Funds - 1.7%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (l) (Cost $71,133,110)	766,365	61,868,620

Money Market Funds - 6.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (m)	213,828,603	213,871,368
Fidelity Securities Lending Cash Central Fund 3.10% (m)(n)	34,325,942	34,329,375
TOTAL MONEY MARKET FUNDS (Cost $248,200,383)		248,200,743

TOTAL INVESTMENT IN SECURITIES - 121.4% (Cost $5,016,637,263)	4,381,744,627
NET OTHER ASSETS (LIABILITIES) - (21.4)%	(773,331,555)
NET ASSETS - 100.0%	3,608,413,072

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 10/1/52	(400,000)	(332,988)
2% 10/1/52	(8,350,000)	(6,951,121)
2% 10/1/52	(1,350,000)	(1,123,834)
2% 10/1/52	(6,650,000)	(5,535,923)
2% 10/1/52	(6,650,000)	(5,535,923)
2% 10/1/52	(6,850,000)	(5,702,417)
2% 10/1/52	(4,100,000)	(3,413,125)
2% 10/1/52	(11,950,000)	(9,948,012)
2% 10/1/52	(8,350,000)	(6,951,121)
2% 11/1/52	(7,100,000)	(5,909,979)
2% 11/1/52	(14,150,000)	(11,778,338)
2% 11/1/52	(8,350,000)	(6,950,468)
2% 11/1/52	(6,650,000)	(5,535,403)
2.5% 10/1/52	(4,850,000)	(4,164,801)
2.5% 10/1/52	(500,000)	(429,361)
2.5% 10/1/52	(500,000)	(429,361)
2.5% 10/1/52	(3,900,000)	(3,349,015)
2.5% 10/1/52	(5,850,000)	(5,023,523)
2.5% 10/1/52	(5,850,000)	(5,023,523)
2.5% 10/1/52	(5,250,000)	(4,508,290)
2.5% 10/1/52	(8,850,000)	(7,599,689)
2.5% 10/1/52	(5,350,000)	(4,594,162)
2.5% 11/1/52	(8,450,000)	(7,254,879)
2.5% 11/1/52	(16,850,000)	(14,466,830)
2.5% 11/1/52	(5,350,000)	(4,593,326)
2.5% 11/1/52	(10,700,000)	(9,186,652)
3% 10/1/52	(4,250,000)	(3,751,580)
3% 10/1/52	(4,200,000)	(3,707,443)
3% 10/1/52	(3,500,000)	(3,089,536)
3% 10/1/52	(4,850,000)	(4,281,214)
3% 10/1/52	(4,200,000)	(3,707,443)
3% 11/1/52	(4,200,000)	(3,705,147)
3% 11/1/52	(3,500,000)	(3,087,622)
3.5% 10/1/52	(5,450,000)	(4,951,316)

TOTAL GINNIE MAE		(176,573,365)

Uniform Mortgage Backed Securities
1.5% 10/1/37	(1,050,000)	(899,321)
1.5% 10/1/37	(1,300,000)	(1,113,445)
1.5% 10/1/37	(3,800,000)	(3,254,684)
1.5% 10/1/52	(5,900,000)	(4,518,663)
1.5% 10/1/52	(16,250,000)	(12,445,469)
2% 10/1/37	(1,750,000)	(1,540,301)
2% 10/1/37	(4,100,000)	(3,608,704)
2% 10/1/37	(1,650,000)	(1,452,283)
2% 10/1/37	(1,600,000)	(1,408,275)
2% 10/1/37	(2,400,000)	(2,112,412)
2% 10/1/37	(3,100,000)	(2,728,533)
2% 10/1/37	(6,600,000)	(5,809,134)
2% 11/1/37	(7,500,000)	(6,601,289)
2% 10/1/52	(12,500,000)	(10,114,454)
2% 10/1/52	(12,900,000)	(10,438,116)
2% 10/1/52	(8,850,000)	(7,161,033)
2% 10/1/52	(8,550,000)	(6,918,286)
2% 10/1/52	(6,900,000)	(5,583,178)
2% 10/1/52	(10,200,000)	(8,253,394)
2% 10/1/52	(20,500,000)	(16,587,704)
2% 10/1/52	(4,850,000)	(3,924,408)
2% 10/1/52	(5,800,000)	(4,693,107)
2% 10/1/52	(1,000,000)	(809,156)
2% 10/1/52	(950,000)	(768,698)
2% 10/1/52	(1,950,000)	(1,577,855)
2% 11/1/52	(8,850,000)	(7,160,687)
2.5% 10/1/37	(2,300,000)	(2,081,320)
2.5% 10/1/37	(1,600,000)	(1,447,875)
2.5% 10/1/37	(11,150,000)	(10,089,879)
2.5% 10/1/52	(4,750,000)	(3,985,918)
2.5% 10/1/52	(12,500,000)	(10,489,258)
2.5% 10/1/52	(4,750,000)	(3,985,918)
2.5% 10/1/52	(12,500,000)	(10,489,258)
2.5% 11/1/52	(4,750,000)	(3,984,990)
3% 10/1/52	(4,850,000)	(4,216,469)
3% 10/1/52	(5,450,000)	(4,738,094)
3% 10/1/52	(1,200,000)	(1,043,250)
3% 10/1/52	(9,950,000)	(8,650,281)
3% 11/1/52	(9,950,000)	(8,645,617)
3.5% 10/1/52	(4,100,000)	(3,686,796)
3.5% 10/1/52	(1,200,000)	(1,079,062)
3.5% 10/1/52	(6,600,000)	(5,934,842)
3.5% 10/1/52	(6,850,000)	(6,159,647)
4.5% 10/1/52	(1,400,000)	(1,331,968)
4.5% 10/1/52	(4,950,000)	(4,709,460)
5.5% 10/1/52	(800,000)	(794,908)
5.5% 10/1/52	(5,450,000)	(5,415,313)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(234,442,712)

TOTAL TBA SALE COMMITMENTS (Proceeds $414,039,293)		(411,016,077)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	245	Dec 2022	27,455,313	960,645	960,645
CBOT 2-Year U.S. Treasury Note Contracts (United States)	65	Dec 2022	13,350,391	219,444	219,444
CBOT 5-Year U.S. Treasury Note Contracts (United States)	42	Dec 2022	4,515,328	142,608	142,608
CBOT Long Term U.S. Treasury Bond Contracts (United States)	250	Dec 2022	31,601,563	2,142,333	2,142,333

TOTAL FUTURES CONTRACTS					3,465,030
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,390,000	30,093	(3,385)	26,708
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,070,000	44,814	(7,060)	37,754
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,900,000	84,433	(44,340)	40,093
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,850,000	61,701	(26,426)	35,275
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,110,000	24,031	(12,330)	11,701
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	930,000	20,134	(8,368)	11,766
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,570,000	33,990	(30,272)	3,718
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	440,000	9,526	(6,184)	3,342
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	2,460,000	53,258	(14,228)	39,030
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	710,000	15,371	(2,848)	12,523
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,150,000	46,546	(35,568)	10,978
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	550,000	11,907	(7,698)	4,209
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,120,000	24,247	(8,786)	15,461
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	560,000	12,124	(5,329)	6,795
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,680,000	101,319	(32,927)	68,392

TOTAL CREDIT DEFAULT SWAPS						573,494	(245,749)	327,745

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2024	18,236,000	(128,907)	0	(128,907)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2027	13,565,000	(278,432)	0	(278,432)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2029	786,000	(20,117)	0	(20,117)
TOTAL INTEREST RATE SWAPS							(427,456)	0	(427,456)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $675,273,309 or 18.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,461,718.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $745,617.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $10,460,874.

(h)	Security or a portion of the security is on loan at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Level 3 security
(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	515,408,790	1,092,835,327	1,394,372,749	1,223,929	-	-	213,871,368	0.4%
Fidelity Securities Lending Cash Central Fund 3.10%	161,494,470	715,634,671	842,799,766	120,538	-	-	34,329,375	0.1%
Fidelity Specialized High Income Central Fund	87,005,374	2,647,568	14,582,827	2,647,568	734,866	(13,936,361)	61,868,620	19.2%
Total	763,908,634	1,811,117,566	2,251,755,342	3,992,035	734,866	(13,936,361)	310,069,363

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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